UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2006.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     November 10, 2006



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       76
Form 13F Information Table Value Total:	      452,645,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      21,831     6,878   Sole   None
Home Depot                      437076102      18,724   516,234   Sole   None
Fortune Brands                  349631101      18,155   241,712   Sole   None
PepsiCo, Inc.                   713448108      18,132   277,849   Sole   None
ConocoPhillips                  20825C104      17,668   296,793   Sole   None
Intuit                          461202103      17,286   538,668   Sole   None
Ace Ltd.                        004644100      15,866   289,888   Sole   None
United Technologies             913017109      15,353   242,353   Sole   None
Johnson & Johnson               478160104      14,264   219,653   Sole   None
Yum Brands			988498101      13,300	255,524	  Sole	 None
Coach Inc.                      189754104      12,952   376,511   Sole   None
Devon Energy Corp               25179M103      12,929   204,736   Sole   None
Idexx Laboratories, Inc.	45168D104      11,850	130,018	  Sole   None
General Electric                369604103      11,474   325,054   Sole   None
American Standard               029712106      11,260   268,296   Sole   None
Microsoft Corp.                 594918104      11,172   408,478   Sole   None
Medtronic Inc.                  585055106      10,956   235,918   Sole   None
Wal-Mart Stores Inc		931142103      10,770   218,368   Sole	 None
Varian Medical Systems Inc.     92220P105       9,833   184,178   Sole   None
Alliant Techsystems Inc.        018804104       9,728   120,006   Sole   None
Wells Fargo & Co.               949746101       8,990   248,488   Sole   None
Danaher Corp			235851102	8,849	128,857	  Sole   None
Paccar Inc.			693718108	8,776   153,912   Sole   None
Affiliated Computer Services	008190100	8,589	165,611	  Sole   None
Total SA ADR                    89151E109       8,522   129,238   Sole   None
Lincoln Electronic Holdings	533900106	8,404   154,343   Sole   None
Dover Corp			260003108	8,389   176,831	  Sole	 None
Ingersoll Rand Co Ltd A		g4776g101 	8,315	218,928	  Sole	 None
Illinois Tool Works		452308109	8,011   178,411   Sole   None
Walgreen Company                931422109       7,791   175,512   Sole   None
Sysco Corporation               871829107       7,468   223,261   Sole   None
Costco Wholesale Corp.          22160K105       7,417   149,294   Sole   None
Bj Services Co			055482103	7,326   243,142   Sole	 None
Teva Pharmaceutical Inds	881624209	7,131   209,196   Sole	 None
Newfield Expl Co		651290108	6,908	179,251   Sole   None
Berkshire Hathaway      A       084670108       3,066        32   Sole   None
Sunrise Assisted Living         86768K106       2,888    96,676   Sole   None
Asta Funding Inc		046220109 	2,824	 75,331   Sole   None
Ball Corp                       058498106       2,399    59,304   Sole   None
Ceradyne, Inc.			156710105	1,656	 40,290   Sole   None
Shuffle Master			825549108	1,581    58,535   Sole   None
Resources Connection Inc.	76122q105	1,546	 57,712   Sole   None
Cognizant Tech Solutions Crp.	192446102	1,469 	 19,844   Sole   None
Maxim Integrated Products	57772K101	1,419    50,551   Sole   None
Healthways Inc.	                02649V104       1,409    31,584   Sole   None
Amphenol Corp			032095101	1,391    22,461   Sole   None
Middleby Corp.			596278101	1,262	 16,378	  Sole   None
Pepsi Bottling Group            713409100       1,256    35,392   Sole   None
Pulte Homes Inc.                745867101       1,253    39,325   Sole   None
Kohls Corp 			500255104	1,168    17,997   Sole   None
Gilead Sciences                 375558103       1,145    16,643   Sole   None
United Surgical Partners Intl.	913016309	1,122    45,174   Sole   None
Gfi Group Inc			361652209	1,078	 19,489	  Sole	 None
Bio-Reference Lab Inc.          09057G602       1,019    45,404   Sole   None
Berry Petroleum			085789105	  969	 34,419   Sole   None
Coventry Health Care Inc.	222862104	  962    18,669   Sole   None
Donaldson Inc.			257651109	  960	 26,026   Sole	 None
Bed Bath & Beyond		075896100	  932	 24,347   Sole   None
Best Buy Inc.			086516101	  925	 17,277   Sole	 None
United Health Group Inc		91324p102	  903	 18,361	  Sole	 None
Panera Bread Company            69840W108         894    15,352   Sole   None
Fastenal			311900104	  890    23,058   Sole   None
Uti Worldwide, Inc.		g87210103	  863	 30,860   Sole	 None
Flir Systems Inc		302445101	  859	 31,625	  Sole	 None
Apollo Group Inc.		037604105	  843    17,122   Sole   None
Raven Industries		754212108	  843	 28,082   Sole   None
Meritage Corp.                  59001A102         791    19,021   Sole   None
Willis Group Holding		G96655108	  775	 20,407   Sole   None
Advance Auto Parts              00751Y106         770    23,364   Sole   None
Fiserv Inc			337738108	  756    16,048   Sole   None
Msc Indl Direct Inc Cl A	553530106	  680	 16,699	  Sole	 None
Apache Corp			037411105	  676	 10,702   Sole   None
Signature Bank			82669g104	  657	 21,234	  Sole	 None
Franklin Electric		353514102	  655	 12,325	  Sole	 None
Thor Industries Inc.            885160101         564    13,701   Sole   None
Rehabcare Group Inc.		759148109	  138	 10,500   Sole   None

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